CAPITAL STOCK - Issued and outstanding capital stock (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Amount
Beginning balance	$ 1,420.4	$ 2,027.8
Reduction of paid-up capital		(996.1)
Ending balance	$ 1,562.0	1,420.4
Reduction of paid-up capital for a cash consideration		996.1
Reduction of paid-up capital for a non-cash consideration		$ 733.0
Capital stock
Number
Beginning balance (shares)	79,377,062	79,377,062
Reduction of paid-up capital (shares)
Ending balance (shares)	79,377,062	79,377,062
Amount
Beginning balance	$ 1,290.6	$ 3,019.7
Reduction of paid-up capital		(1,729.1)
Ending balance	$ 1,290.6	$ 1,290.6